Income Taxes - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended						60 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2017 USD ($)
Tax Credit Carryforward [Line Items]
Recognized tax deduction		$ 86,200,000	$ 126.4
Contribution to AICF		108,900,000	$ 156.7	$ 103,000,000.0	$ 138.4	$ 102,200,000	$ 135.1	$ 468,000,000.0	$ 632.0
Foreign tax credit carry-forwards	$ 114,200,000	114,200,000		115,500,000				114,200,000
Income taxes payable	30,200,000	30,200,000						30,200,000
Prepaid Taxes	85,500,000	85,500,000						85,500,000
Income tax paid, net of refunds		52,500,000
Estimated refund	87,600,000	87,600,000						87,600,000
Income taxes receivable	84,700,000	84,700,000						84,700,000
Deferred deemed repatriation tax	2,900,000
Income tax benefit	25,500,000	(46,500,000)		(71,800,000)		(28,200,000)
Total amount of unrecognized tax benefits	700,000	700,000		600,000		700,000		700,000		$ 700,000
Interest and penalties accrued	100,000	100,000		100,000		0		100,000		$ 0
Interest and penalties recognized income tax expense		$ 0		$ 100,000		$ 0
Period for the amount of unrecognized tax benefits increase or decrease		next twelve months	next twelve months
Foreign Tax Credit Carry-Forwards [Member]
Tax Credit Carryforward [Line Items]
Foreign tax credit carry-forwards	112,400,000	$ 112,400,000						112,400,000
Research tax credit carry-forwards	$ 1,800,000	$ 1,800,000						$ 1,800,000
Percentage of valuation allowance against loss carry-forwards (as percent)	100.00%	100.00%						100.00%
North America
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	$ 41,300,000	$ 41,300,000						$ 41,300,000
Europe [Member]
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	$ 2,300,000	$ 2,300,000						$ 2,300,000